FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 758.4	$ 185.9
Financial liabilities	1,422.7	1,440.3
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	734.5	173.9
Financial liabilities	15.1	1.8
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	719.9	167.2
Financial liabilities	0.0	0.0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	14.6	6.7
Financial liabilities	15.1	1.8
Cash And Cash Equivalents1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	651.2	158.8
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	651.2	158.8
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		158.8
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	68.7	8.4
Investment Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	68.7	8.4
Investment Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	68.7	8.4
Investment Securities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants
Disclosure of fair value measurement of assets [line items]
Financial assets	2.5	2.8
Warrants | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.5	2.8
Warrants | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.5	2.8
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.4	3.9
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.4	3.9
Convertible loan receivable
Disclosure of fair value measurement of assets [line items]
Financial assets	11.7
Convertible loan receivable | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11.7	0.0
Convertible loan receivable | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Convertible loan receivable | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11.7	0.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	15.1	1.8
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 15.1	$ 1.8